Other income (Tables)	6 Months Ended
Jun. 30, 2024
Other Income
Schedule of other income
	For the six months ended June 30,
	2023	2024	2024
	S$’000	S$’000	US$’000

Government grants	35	28	21
Others	14	15	11
	49	43	32